Credit from Banks and Others (Credit Facilities) (Details)	12 Months Ended
Dec. 31, 2017
European bank 1 [Member]
Disclosure of material loans and debentures [Line Items]
Date of the credit facility	March 2014
Date of credit facility termination	March 2020
The amount of the credit facility	USD 35 million, Euro 60 million*	[1]
Credit facility has been utilized	-
Interest rate	Up to 33% use of the credit: Libor/Euribor + 0.90%. From 33% to 66% use of the credit: Libor/Euribor + 1.15% 66% or more use of the credit: Libor/Euribor + 1.40%
Loan currency type	USD and Euro loans
Pledges and restrictions	Financial covenants - see Section D, a cross-default mechanism and a negative pledge.
Non-utilization fee	0.32%
European bank 2 [Member]
Disclosure of material loans and debentures [Line Items]
Date of the credit facility	December 2016
Date of credit facility termination	June 2023
The amount of the credit facility	USD 136 million
Credit facility has been utilized	-
Interest rate	Libor +0.75%
Loan currency type	USD loans
Pledges and restrictions	Financial covenants - see Section D and a negative pledge.
Non-utilization fee	0.30%
Group of eleven international banks [Member]
Disclosure of material loans and debentures [Line Items]
Date of the credit facility	March 2015
Date of credit facility termination	March 2022*	[1]
The amount of the credit facility	USD 1,705 million
Credit facility has been utilized	USD 530 million**	[2]
Interest rate	Up to 33% use of the credit: Libor/Euribor + 0.70%. From 33% to 66% use of the credit: Libor/Euribor + 0.80% 66% or more use of the credit: Libor/Euribor + 0.95%
Loan currency type	USD and Euro loans
Pledges and restrictions	Financial covenants - see Section D, a cross-default mechanism and a negative pledge.
Non-utilization fee	0.21%
American bank [Member]
Disclosure of material loans and debentures [Line Items]
Date of the credit facility	March 2016
Date of credit facility termination	March 2022*	[1]
The amount of the credit facility	USD 150 million
Credit facility has been utilized	-
Interest rate	Up to 33% use of the credit: Libor + 0.65%. From 33% to 66% use of the credit: Libor + 0.75%. 66% or more use of the credit: Libor + 0.95%
Loan currency type	USD loans
Pledges and restrictions	Financial covenants - see Section D, a cross-default mechanism and a negative pledge.
Non-utilization fee	0.19%

[1]	Updated on 2017.
[2]	As at march 1, 2018, the Company withdrew an additional $320 million.